Borrowings (Details) - CNY (¥)								1 Months Ended						12 Months Ended
	Jul. 06, 2022	Dec. 02, 2021	Nov. 18, 2021	Aug. 23, 2021	Nov. 18, 2020	Nov. 13, 2020	Aug. 01, 2018	Dec. 31, 2021	Nov. 30, 2021	Aug. 31, 2021	Jun. 29, 2021	Nov. 30, 2020	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	May 31, 2022	Jul. 31, 2021	Jul. 19, 2021
Borrowings (Details) [Line Items]
Working capital			¥ 22,000,000
Interest rate			5.5%
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings (Details) [Line Items]
Borrowing amount						¥ 22,000,000
Date description						two-year
Working capital		¥ 2,000,000			¥ 22,000,000
Interest rate		8.0%			5.5%
TCL Factoring [Member]
Borrowings (Details) [Line Items]
Borrowing amount												¥ 20,000,000	¥ 4,000,000
Interest rate													8.0%
TCL Factoring [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Interest rate												8.0%
TCL Factoring [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Interest rate												9.0%
TCL Factoring [Member] | UTime GZ [Member]
Borrowings (Details) [Line Items]
Factoring agreement amount															¥ 800,000
TCL Factoring [Member] | UTime SZ [Member]
Borrowings (Details) [Line Items]
Credit facility amount														4,980,000	8,000,000
Bank of Communications [Member]
Borrowings (Details) [Line Items]
Borrowing amount																	¥ 10,000,000
Working capital																		¥ 3,000,000
Interest rate	4.6%
Repayment of debt								¥ 500,000
Remaining loan balance														2,500,000
Baosheng County Bank [Member]
Borrowings (Details) [Line Items]
Date description				September 2021 to August 2022						July 28, 2021 to July 28, 2022
Working capital				¥ 3,000,000
Interest rate				8.0%
Credit facility amount										¥ 3,000,000
Monthly installment				¥ 100,000
PingAn Bank Co., Ltd [Member]
Borrowings (Details) [Line Items]
Borrowing amount									¥ 2,000,000
Interest rate									12.96%
Credit facility amount									¥ 2,000
Term in years									3 years
Balance loan amount																¥ 2,000,000
Shenzhen Rural Commercial Bank [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Borrowing amount							¥ 2,000,000
Interest rate											7.0%
Monthly installment							¥ 40,000.00				¥ 20,000.00
Term in years							3 years
Balance loan amount														1,820,000	700,000
Restricted cash							¥ 500,000
Current liabilities														240,000
Shenzhen Rural Commercial Bank [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Borrowing amount							6,000,000				¥ 7,000,000
Interest rate											4.5%
Monthly installment							¥ 60,000.00				¥ 70,000.00
Term in years							3 years
Balance loan amount														7,000,000	¥ 4,860,000
Current liabilities														560,000
Shenzhen Rural Commercial Bank Loan One [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Non-current liabilities														1,580,000
Shenzhen Rural Commercial Bank Loan One [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Term in years											3 years
Non-current liabilities														¥ 6,440,000
Shenzhen Rural Commercial Bank Loan Two [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Borrowing amount											¥ 2,000,000
Term in years											3 years